Business Combination (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of supplemental Unaudited Pro Forma Information

The following unaudited supplemental pro forma information presents the consolidated results of operations of the Company combined with historical results of the Business acquired subsequent to the start of the three and six month period ended June 30, 2025, on a pro forma basis, as if the acquisition had occurred at the beginning of the most recently completed fiscal year preceding the acquisition:

	Pro Forma (Unaudited)
	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenue, net	$7,899,249	$13,306,366	$15,521,105	$41,077,983
Net (loss) income	$(8,971,360)	$146,752	$(17,011,432)	$2,978,997

Schedule of Consideration Transferred

Total consideration transferred was measured at acquisition-date fair value as follows:

Total cash consideration	$15,018,371
Contingent consideration	8,588,000
Total consideration transferred	$23,606,371

Schedule of acquired assets, liabilities assumed, and goodwill

The following table summarizes cash consideration paid for the identifiable assets acquired, liabilities assumed, and goodwill as of the acquisition date:

Prepaid expenses	$18,371
Licensed technology	11,700,000
Trade names and trademarks	1,800,000
Customer-related contracts and relationships	8,800,000
Goodwill	1,288,000
Contingent consideration payable	(8,588,000)
Total net assets acquired	$15,018,371